Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Rent expenses	$ 59,484	$ 50,827	$ 50,342
Rental expense including effect of reclassification of foreign exchange (gains) losses	$ (1,533)	$ 598	$ 2,037